Expense Example {- Fidelity Freedom Blend Income Fund} - NF_03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-01 - Fidelity Freedom Blend Income Fund - Premier Class	Apr. 02, 2021 USD ($)
Expense Example:
1 year	$ 25
3 years	77
5 years	135
10 years	$ 306